Flat Rock Enhanced Income Fund
Schedule of Investments
March 31, 2026 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(b)
— 95.25% P ri nc i p al Amo u nt F air V alu e
ABPCI Direct Lending Fund ABS II, LLC, Series 2022-2A, Class C,
8.24%, 3/1/2032 $ 4,174,708 $ 4,417,363
ABPCI Direct Lending Fund ABS III, LLC, Series 2023-1A, Class ER,
11.66%, 8/1/2035 (3M US SOFR + 800 bps)
(c)
8,750,000 8,697,500
ABPCI Direct Lending Fund ABS IV LP, Series 2024-1A, Class CR,
10.66%, 2/1/2036 (3M US SOFR + 700 bps)
(c)
12,000,000 11,322,000
ABPCI Direct Lending Fund CLO II, LLC, Series 2017-1A, Class ERR,
11.17%, 7/20/2037 (3M US SOFR + 750 bps)
(c)
3,500,000 3,450,728
ABPCI Direct Lending Fund CLO V LP, Series 2019-5A, Class D, 11.80%,
1/20/2036 (3M US SOFR + 813 bps)
(c)
14,000,000 14,075,130
Barings Middle Market CLO Ltd., Series 2023-IIA, Class ER, 14.02%,
7/20/2034 (3M US SOFR + 970 bps)
(c)
8,500,000 8,551,028
Barings Middle Market CLO Ltd., Series 2023-IA, Class D, 12.29%,
1/20/2036 (3M US SOFR + 862 bps)
(c)
11,500,000 11,565,458
BCC Middle Market CLO, LLC, Series 2023-2A, Class ER, 10.70%,
10/21/2035 (3M US SOFR + 700 bps)
(c)
14,500,000 14,299,941
BCC Middle Market CLO, LLC, Series 2018-1A, Class DR, 11.99%,
4/20/2036 (3M US SOFR + 832 bps)
(c)
10,000,000 10,000,000
BCC Middle Market CLO, LLC, Series 2025-2A, Class E, 10.26%,
10/22/2037 (3M US SOFR + 650 bps)
(c)
5,000,000 4,928,299
BCC Middle Market CLO, LLC, Series 2018-1A, Class DRR, 0.00%,
4/20/2038 (3M US SOFR + 770 bps)
(c)(d)
14,000,000 13,580,000
BlackRock Maroon Bells CLO XI, LLC, Series 2022-1A, Class ER,
11.44%, 1/15/2038 (3M US SOFR + 777 bps)
(c)
14,500,000 14,302,203
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class ER, 11.17%,
10/20/2037 (3M US SOFR + 750 bps)
(c)
14,156,875 13,951,770
Blackrock Mt. Lassen CLO XV, LLC, Series 2025-1I, Class E, 11.92%,
7/15/2037 (3M US SOFR + 825 bps)
(c)
20,000,000 20,089,000
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class ER, 11.92%,
4/20/2037 (3M US SOFR + 825 bps)
(c)
7,000,000 6,920,033
Blackrock Shasta CLO XIV, LLC, Series 2024-2A, Class E, 11.17%,
7/15/2036 (3M US SOFR + 750 bps)
(c)(d)
20,000,000 19,773,949
Brightwood Capital MM CLO Ltd., Series 2019-1A, Class ER, 11.94%,
10/15/2034 (3M US SOFR + 827 bps)
(c)
18,000,000 18,000,000
Brightwood Capital MM CLO Ltd., Series 2023-1A, Class ER, 11.15%,
10/15/2035 (3M US SOFR + 725 bps)
(c)
10,000,000 9,861,373
Brightwood Capital MM CLO Ltd., Series 2024-2A, Class E, 12.22%,
4/15/2036 (3M US SOFR + 855 bps)
(c)
5,000,000 5,009,559
Churchill Middle Market CLO Ltd., Series 2019-1A, Class ER, 11.81%,
4/23/2036 (3M US SOFR + 814 bps)
(c)
16,000,000 15,801,515
Eldridge MMPC CLO Ltd., Series 2025-2A, Class E, 10.58%, 1/15/2038
(3M US SOFR + 690 bps)
(c)
11,800,000 11,631,645
Fortress Credit Opportunities VIII CLO, LLC, Series 2023-8A, Class ER,
10.62%, 10/22/2037 (3M US SOFR + 695 bps)
(c)
10,000,000 9,863,977
Fortress Credit Opportunities XIX CLO, LLC, Series 2022-19A, Class ER,
11.67%, 10/15/2036 (3M US SOFR + 800 bps)
(c)
14,000,000 13,823,436

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(b)
— 95.25%
- continued P ri nc i p al Amo u nt F air V alu e
Fortress Credit Opportunities XXI CLO, LLC, Series 2023-21A, Class ER,
10.92%, 1/21/2037 (3M US SOFR + 725 bps)
(c)
$ 14,000,000 $ 13,817,220
Fortress Credit Opportunities XXV CLO, LLC, Series 2024-25A, Class E,
11.17%, 1/15/2037 (3M US SOFR + 750 bps)
(c)
4,000,000 3,948,713
Fortress Credit Opportunities XXXIII CLO, LLC, Series 2026-33I, Class E,
11.22%, 4/20/2038 (3M US SOFR + 750 bps)
(c)
10,000,000 10,000,000
Great Lakes CLO IX Ltd., Series 9A, Class E, 10.47%, 1/15/2039 (3M US
SOFR + 680 bps)
(c)
9,000,000 8,871,292
Great Lakes CLO Ltd., Series 2015-1A, Class ER, 11.29%, 1/16/2030 (3M
US SOFR + 736 bps)
(c)
25,270,000 24,947,786
Great Lakes CLO Ltd., Series 2019-1A, Class ERR, 11.17%, 4/15/2037
(3M US SOFR + 750 bps)
(c)
8,500,000 8,387,347
Great Lakes CLO V Ltd., Series 2021-5A, Class ER, 10.42%, 10/15/2037
(3M US SOFR + 675 bps)
(c)
9,950,000 9,894,423
Great Lakes CLO VI, LLC, Series 2021-6A, Class ER, 11.49%, 7/15/2037
(3M US SOFR + 782 bps)
(c)
10,047,500 9,914,176
Great Lakes KCAP F3C Senior, LLC, Series 2017-1A, Class E, 11.45%,
12/20/2029 (3M US SOFR + 750 bps)
(c)
13,500,000 13,326,289
Guggenheim Corporate Funding, Series 2023-6A, Class E, 12.78%,
1/25/2036 (3M US SOFR + 911 bps)
(c)
7,500,000 7,500,000
Guggenheim MM CLO Ltd., Series 2021-4A, Class ER, 10.92%,
10/15/2037 (3M US SOFR + 725 bps)
(c)
11,880,000 11,711,104
HPS Private Credit CLO, LLC, Series 2024-2A, Class E, 11.97%,
5/15/2036 (3M US SOFR + 812 bps)
(c)
11,000,000 11,052,979
HPS Private Credit CLO, LLC, Series 2023-1A, Class ER, 10.67%,
10/15/2037 (3M US SOFR + 700 bps)
(c)
16,500,000 16,268,774
Jefferies Credit Partners Direct Lending CLO Ltd., Series 2024-1A, Class
E, 11.92%, 7/25/2036 (3M US SOFR + 825 bps)
(c)
4,200,000 4,153,287
Jefferies Credit Partners Direct Lending CLO Ltd., Series 2025-1A, Class
E, 10.26%, 10/15/2037 (3M US SOFR + 650 bps)
(c)
7,000,000 6,713,140
Jefferies Credit Partners Direct Lending CLO Ltd., Series 2025-2A, Class
E, 10.52%, 1/20/2038 (3M US SOFR + 685 bps)
(c)
9,000,000 9,015,759
Lake Shore MM CLO II Ltd., Series 2019-2A, Class ERR, 12.32%,
10/17/2031 (3M US SOFR + 865 bps)
(c)
18,000,000 17,802,596
Lake Shore MM CLO IV Ltd., Series 2021-1A, Class ER, 12.23%,
1/15/2037 (3M US SOFR + 856 bps)
(c)
5,488,000 5,520,192
Lake Shore MM CLO V, LLC, Series 2022-1A, Class CR, 11.98%,
1/15/2037 (3M US SOFR + 831 bps)
(c)
18,800,000 18,892,537
Maranon Loan Funding Ltd., Series 2021-3A, Class ER, 11.49%,
10/15/2036 (3M US SOFR + 782 bps)
(c)
19,700,000 19,437,038
Maranon Loan Funding Ltd., Series 2022-1A, Class ER, 10.42%,
4/15/2037 (3M US SOFR + 675 bps)
(c)
19,800,000 19,511,062
Maranon Loan Funding Ltd., Series 2023-1A, Class ER, 11.42%, 7/15/2037
(3M US SOFR + 775 bps)
(c)
18,000,000 17,755,684
Maranon Loan Funding Ltd., Series 2025-1A, Class E, 10.84%, 10/15/2037
(3M US SOFR + 700 bps)
(c)
7,000,000 6,903,553

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(b)
— 95.25%
- continued P ri nc i p al Amo u nt F air V alu e
MCF CLO IV, LLC, Series 2014-1A, Class ER3, 10.42%, 10/16/2037 (3M
US SOFR + 675 bps)
(c)
$ 4,000,000 $ 3,941,432
MCF CLO VIII, LLC, Series 2018-1A, Class ER, 11.88%, 4/18/2036 (3M
US SOFR + 800 bps)
(c)
2,675,000 2,642,639
MCF CLO, LLC, Series 2019-1A, Class ER, 11.73%, 4/17/2036 (3M US
SOFR + 891 bps)
(c)
5,000,000 4,936,421
Monroe Capital MML CLO Ltd., Series 2019-1X, Class ER, 12.29%,
11/22/2033 (3M US SOFR + 862 bps)
(c)
2,000,000 1,977,634
Monroe Capital MML CLO Ltd., Series 2024-1A, Class E, 11.46%,
7/23/2036 (3M US SOFR + 779 bps)
(c)
28,000,000 27,624,631
Monroe Capital MML CLO VIII Ltd., Series 2019-1A, Class DR, 7.73%,
11/22/2033 (3M US SOFR + 406 bps)
(c)
5,000,000 4,820,504
Monroe Capital MML CLO VIII Ltd., Series 2019-1A, Class ER, 12.29%,
11/22/2033 (3M US SOFR + 862 bps)
(c)
4,200,000 4,153,031
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class ER2, 11.41%,
8/20/2037 (3M US SOFR + 775 bps)
(c)
16,000,000 15,787,581
Monroe Capital MML CLO XV Ltd., Series 2023-1A, Class ER, 10.07%,
9/23/2035 (3M US SOFR + 640 bps)
(c)
4,315,000 4,252,777
Monroe Capital MML CLO XVII Ltd., Series 2024-2A, Class E, 11.58%,
1/15/2037 (3M US SOFR + 790 bps)
(c)
14,000,000 13,816,522
Mount Logan Funding LP, Series 2022-1A, Class ER, 12.39%, 1/22/2033
(3M US SOFR + 872 bps)
(c)
2,000,000 1,978,046
PennantPark CLO V Ltd., Series 2022-5A, Class ER, 11.62%, 10/15/2033
(3M US SOFR + 795 bps)
(c)
6,000,000 5,922,691
TCP Whitney CLO Ltd., Series 2017-1A, Class ER2, 11.41%, 11/20/2037
(3M US SOFR + 775 bps)
(c)
17,050,000 16,815,765
VCP RRL ABS II Ltd., Series 2022-1A, Class CR, 10.92%, 7/20/2035 (3M
US SOFR + 725 bps)
(c)
8,917,588 8,883,554
VCP RRL ABS IV, LLC, Series 2025-1A, Class C, 11.07%, 4/20/2035 (3M
US SOFR + 740 bps)
(c)
8,349,171 8,339,140
Woodmont LP, Series 2025-13A, Class E, 10.30%, 1/15/2038 (3M US
SOFR + 660 bps)
(c)
12,500,000 12,315,814
Woodmont Trust, Series 2022-9A, Class ER, 11.43%, 10/25/2036 (3M US
SOFR + 777 bps)
(c)
3,000,000 3,003,750
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $684,457,211) 680,472,790
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)(e)
— 0.05%
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class VDN, 21.20%,
4/20/2035 1,125,000 389,247
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY
(Cost $341,029) 389,247
CLOSED-END FUNDS — 0.60% Sh ar e s Fair Value
Eagle Point Income Company, Inc., USD Class, 0.00%, 453,677 4,282,711
TOTAL CLOSED-END FUNDS (Cost $4,325,666) 4,282,711

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
FEEDER FUND INVESTMENT – DEBT
(a)(b)(c)(f)
— 7.93% P ri nc i p al Amo u nt F air V alu e
Bain Capital Global Direct Lending Fund U II RN LP, Series 2025-1A,
Class D, 12.29%, 6/18/2036 (3M US SOFR + 800 bps) 26,800,000 $ 26,639,200
Guggenheim Invest Private Debt Fund IV Feeder, LLC, Series 2025-1A,
Class C, 11.17%, 4/10/2038 (3M US SOFR + 750 bps) 12,111,729 12,111,729
Guggenheim Invest Private Debt Fund IV Feeder, LLC, Series 2025-1A,
Class D, 12.31%, 4/10/2038 (3M US SOFR + 864 bps) 18,167,594 17,895,080
TOTAL FEEDER FUND INVESTMENT - DEBT (Cost $56,590,691) 56,646,009
FEEDER FUND INVESTMENT – EQUITY
(a)(b)(g)
— 0.77%
Bain Capital Global Direct Lending Fund U II RN LP, Series 2025-1A,
Subordinated Notes, 0.00%, 6/18/2036 6,100,000 5,490,000
TOTAL FEEDER FUND INVESTMENT - EQUITY (Cost $5,642,500) 5,490,000
TOTAL INVESTMENTS — 104.60% (Cost $751,357,097) 747,280,757
Liabilities in Excess of Other Assets — (4.60)% (32,870,631)
NET ASSETS — 100.00% $ 714,410,126
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted"
securities. As of March 31, 2026, the total fair value of these securities amounts to $742,998,046, which represents 104.00% of net assets.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Purchase of this security was settled after March 31, 2026.
(e) Collateralized loan obligation (“CLO”) equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and CLO expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or in connection with a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Total fair value of the securities is $389,247, which represents 0.05% of net assets as of March 31, 2026.
(f) Debt tranches in securitizations of limited partnership interests in a loan fund (“Feeder Fund Investments
— Debt”) are entitled to contractual interest payments derived from the cash flows generated by the underlying loan fund. As of March 31, 2026, the total fair value of Feeder Fund Investments — Debt was
$56,646,009, representing 7.93% of net assets.

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
Investment Abbreviations:
SOFR – Secured Overnight Financing Rate
Reference Rates:
3M US SOFR – 3 Month SOFR as of March 31, 2026 was 3.68%.
(g) Equity tranches in securitizations of limited partnership interests in a loan fund (“Feeder Fund Investment
— Equity”) are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by the underlying loan fund less contractual payments to debt holders and fund expenses.
The effective yield is estimated based upon the current projections of the amount and timing of these recurring distributions in addition to the estimated amount of the terminal principal payment. Effective yields are generally updated once a quarter or in connection with events such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. As of March
31, 2026, the total fair value of Feeder Fund Investments — Equity was $5,490,000, representing 0.77%
of net assets.